Investments in Associates - Narrative (Details) - USD ($)			1 Months Ended			12 Months Ended
	May 26, 2023	Jan. 13, 2022	May 31, 2023	Feb. 28, 2023	Feb. 21, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2024	May 01, 2023	May 26, 2022	May 25, 2022	Jan. 14, 2022	Dec. 30, 2021
Disclosure of associates [line items]
Gain/(loss) on dilution of ownership interest in associates						$ 199,000	$ 0	$ 28,220,000
Impairment of investment in associates						0	0	(8,390,000)
Investment in associates – equity method						2,397,000	3,185,000	9,147,000
Investments in associates accounted for using equity method						0	3,185,000
Gain of equity method investment						5,307,000
Financial assets						390,873,000	479,146,000
Capstar
Disclosure of associates [line items]
Stock committed to acquire during period (in dollars per share)														$ 10
SPAC exchange, PIPE transaction, amount		$ 15,000,000
Business combination, number of additional shares received at no additional cost (in shares)		1,322,500
Business combination, number of additional shares received, additional cost		$ 0
Business combination, additional shares to be received at no additional cost, fair value						11,200,000
Business combination, additional shares to be received at no additional cost, transaction cost						0
Business combination, number of shares received for additional cost (in shares)		496,145
Business combination, investment in common share		$ 4,961,000
Capstar | Derivative Asset, Backstop Agreement
Disclosure of associates [line items]
Amortization of the deferred gain							(10,400,000)	$ (800,000)
Loss on change in fair value of derivatives							2,776,000
Gain on derivative assets recognized through profit or loss							(7,624,000)
Derivative financial assets		$ 8,424,000
Gelesis Holdings Inc.
Disclosure of associates [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)													16,727,582
Percentage of voting equity interests acquired													23.20%
Sonde, After Financing
Disclosure of associates [line items]
Financial assets						0
Adjustments for undistributed profits of investments accounted for using equity method						14,447
Gelesis
Disclosure of associates [line items]
Percentage of voting equity interests acquired		22.80%						42.00%
Gain/(loss) on dilution of ownership interest in associates		$ 28,255,000
Investment in associates – equity method							4,910,000
Number of warrants (in shares)	43,133,803		192,307,692	23,688,047	23,688,047
Exercise price of warrants (in usd per share)				$ 0.2744	$ 0.2744
Investments in associates accounted for using equity method						0
Impairment loss (reversal of impairment loss) recognised in profit or loss								$ 8,390,000
Gelesis | May Warrants
Disclosure of associates [line items]
Number of warrants (in shares)			235,441,495
Gelesis | Top of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)			$ 0.0182
Gelesis | Top of range | May Warrants
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)										$ 0.0182
Gelesis | Bottom of range
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)			$ 0.0142
Gelesis | Bottom of range | May Warrants
Disclosure of associates [line items]
Exercise price of warrants (in usd per share)	$ 0.0142
Sonde
Disclosure of associates [line items]
Percentage of voting equity interests acquired											40.20%	48.20%
Investments in associates accounted for using equity method						0	2,397,000
Equity method loss						$ (8,492,000)	$ 1,052,000	$ 3,443,000
Sonde | Preferred A-1 Shares
Disclosure of associates [line items]
Investments in associates accounted for using equity method												$ 7,716,000
Seaport
Disclosure of associates [line items]
Percentage of voting equity interests acquired						42.90%			43.00%
Investment in associates – equity method						$ 2,397,000
Investments in associates accounted for using equity method						2,397,000
Gain of equity method investment						$ (262,000)
Proportion of ownership interest in associate						13.10%